SUPPLEMENTARY CASH FLOW INFORMATION (Tables)	3 Months Ended
Nov. 30, 2020
Supplementary Cash Flow Information [Abstract]
Disclosure of detailed information about non-cash working capital [Table Text Block]
Period ended	November 30, 2020	November 30, 2019

Amounts receivable, prepaid expenses and other assets	$(146)	$87
Accounts payable and other liabilities	(706)	(218)
	$(852)	$(131)